Related Party Transactions - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions				1 Months Ended					12 Months Ended
	Jul. 19, 2019 INR (₨)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 GBP (£)	Apr. 30, 2021 INR (₨)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 INR (₨)	Oct. 31, 2020 USD ($)	Jun. 30, 2020	Mar. 31, 2021 INR (₨) Segments	Mar. 31, 2021 USD ($) Segments	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018	May 31, 2021 INR (₨)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Short term employee benefits									₨ 277	$ 4	₨ 396		₨ 413
Investments made/(redeemed)											(44,847)		(1,992)
Amounts receivable related party transactions									₨ 9,304		₨ 1,358						$ 127
Percentage of voting interest owned									37.10%	37.10%	100.00%	100.00%
Guarantee, Commission expenses									₨ 1,332	$ 18
Credit loss at credit impaired on initial recognition						₨ 8,923	$ 122
Loan outstanding, Related party									70,653								966
Accretive interest expenses									146	$ 2
Accrued interest payable , Related party									200								3
Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Loan and guarantee facilities, Extension period								12 months
Interest rate on guarantee fee								1.00%
Borrowings, maturity						December 2023	December 2023
Loan amount in excess of the present value of the modified contractual cash flows discounted at the original effective interest rate									₨ 5,361								$ 73
Repayment of related party debt				₨ 15,140	$ 207
Revised [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting interest owned									43.60%	43.60%
Revised [Member] | Level Two Valuation Approach [Member] | US Dollar Treasury Rates And Credit Default Swap Rates [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings									9.60%								9.60%	9.60%
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Guarantee percentage on the estimated exploration costs									2.50%								2.50%	2.50%
Exploration cost of initial phase									₨ 73,140								$ 1,000
Annual charge as a percenatage of spend									1.00%	1.00%
Guarantee, Commission expenses											₨ 0
Guarantee, Pre payments outstanding											0
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member] | Ind Rs [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Commission expenses									₨ 1,332
Guarantee, Pre payments outstanding									1,610
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Commission expenses | $										$ 18
Guarantee, Pre payments outstanding | $																	22
Novation Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Agreed novation amount															₨ 21,942	$ 300
Novation Agreement [Member] | Revised Amount [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings															10.10%	10.10%
Brand License Agreement [Member]
Disclosure of transactions between related parties [line items]
Related party transaction, Brand fee expenses									₨ 9,390	$ 128	₨ 3,130
Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Agreement, Terms														3 years
Percentage of brand fee paid on turnover														0.75%
Brand License Agreement [Member] | ReNegotiated [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover									2.00%	2.00%
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Investment made by Cairn in bonds issued									₨ 2,110								31
Percentage of voting interest owned									100.00%	100.00%	100.00%	100.00%
Investment disposed, Consideration on disposal									₨ 2,117	$ 29
Cairn India Holdings Limited [member] | Ind Rs [Member]
Disclosure of transactions between related parties [line items]
Borrowings, maturity									June 2021	June 2021
Cairn India Holdings Limited [member] | USD [Member]
Disclosure of transactions between related parties [line items]
Borrowings, maturity									May 2023	May 2023
Cairn India Holdings Limited [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
One Time Expenses For The Guarantee									₨ 1,829								25
Cairn India Holdings Limited [member] | Revenue Sharing Contract [Member] | Open Acreage Licensing Policy [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Number of Blocks awarded | Segments									51	51
Cairn India Holdings Limited [member] | Anglo American Plc [member]
Disclosure of transactions between related parties [line items]
Structured investment acquired, total consideration													₨ 38,124							$ 541	£ 428
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Loan outstanding, Related party									₨ 730		₨ 49						10		$ 1
CEO And Whole Time Director [Member]
Disclosure of transactions between related parties [line items]
Short term employee benefits											115	$ 2
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Investments made/(redeemed)	₨ 44,847	$ 639	£ 519
Amounts receivable related party transactions									₨ 926								12	£ 10
Percentage of equity interest owned									100.00%	100.00%
Percentage of voting interest owned									100.00%	100.00%
Anil Agarwal Discretionary Trust [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting interest owned									100.00%	100.00%
Cairn Energy Hydrocarbons Ltd [Member] | Production Sharing Agreement [member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charge as a percenatage of spend									1.20%	1.20%
Sterlite Iron And Steel Company Limited [Member]
Disclosure of transactions between related parties [line items]
Loan outstanding, Related party									₨ 748		₨ 49						$ 10		$ 1
Bottom of range [member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings								3.00%
Bottom of range [member] | Increased Rate With Retrospective Effect [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings						14.00%	14.00%
Bottom of range [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges									₨ 731	$ 10
Bottom of range [member] | Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover														0.75%
Bottom of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings									7.13%								7.13%	7.13%
Bottom of range [member] | Cairn Energy Hydrocarbons Ltd [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges									₨ 366	5
Top of range [member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings								7.00%
Top of range [member] | Increased Rate With Retrospective Effect [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings						17.50%	17.50%
Top of range [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges									₨ 1,463	$ 20
Top of range [member] | Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover														1.50%
Top of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings									8.25%								8.25%	8.25%